LIQUIDITY AND GOING CONCERN UNCERTAINTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
LIQUIDITY AND GOING CONCERN UNCERTAINTIES
Cash and cash equivalents	¥ 9,251		¥ 3,016		$ 1,452
Working capital deficit	39,357				6,176
Losses	120,087	$ 18,846	80,565	¥ 101,621
Cash flows from operations	71,709	11,252	58,967	48,600
Cash flow used in investing activities	3,932	618	¥ 2,482	¥ 3,461
Aggregate investment with investors	265,826				$ 41,714
Proceeds received from short term investments	¥ 1,000	$ 157